Debt, cash and cash equivalents and lease liabilities - Summary of Changes in Financial Position (Details) - EUR (€) € in Millions		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Financial Instruments [Abstract]
Long-term debt		€ 14,248		€ 11,791	€ 14,347
Short-term debt and current portion of long-term debt		4,342		4,209	2,045
Interest rate and currency derivatives used to manage debt		112		137	139
Total debt		18,702		16,137	16,531		€ 19,218
Cash and cash equivalents		(7,657)		(7,441)	(8,710)	[1]	€ (12,736)	[1]
Interest rate and currency derivatives used to manage cash and cash equivalents		(37)		76	(28)
Net debt	[2]	11,008		8,772	7,793
Lease liabilities		€ 1,739	[3]	€ 1,906	€ 2,030

[1]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[2]	(a)Net debt does not include lease liabilities, which amounted to €1,739 million as of December 31, 2025, €1,906 million as of December 31, 2024, and €2,030 million as of December 31, 2023 (see the maturity analysis at Note D.17.2.)
[3]	(a)2025 and 2024 amounts exclude Opella discontinued operations, while 2023 includes them.